Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events

(a)
Dividends: On January 20, 2016, the board of directors of the Partnership declared a cash distribution of $0.2385 per common unit for the fourth quarter of 2015. The fourth quarter common unit cash distribution was paid on February 12, 2016, to unit holders of record on February 5, 2016.

(b)
Dividends: On January 20, 2016, the board of directors of the Partnership declared a cash distribution of $0.21975 per Class B unit for the fourth quarter of 2015. The cash distribution was paid on February 10, 2016, to Class B unit holders of record on February 3, 2016.